Pensions and Other Benefit Plans (Details 14) (USD $) In Millions, unless otherwise specified	Dec. 29, 2013	Dec. 30, 2012	Jan. 01, 2012
Defined Benefit Plan Disclosure [Line Items]
Plan Assets	$ 20,901	$ 17,536
Short-term investment funds [Member]
Defined Benefit Plan Disclosure [Line Items]
Plan Assets	865	782
Government and agency securities [Member]
Defined Benefit Plan Disclosure [Line Items]
Plan Assets	1,965	1,759
Debt instruments [Member]
Defined Benefit Plan Disclosure [Line Items]
Plan Assets	1,216	1,646
Equity Securities [Member]
Defined Benefit Plan Disclosure [Line Items]
Plan Assets	10,553	8,109
Commingled Funds [Member]
Defined Benefit Plan Disclosure [Line Items]
Plan Assets	5,890	5,046
Insurance Contracts [Member]
Defined Benefit Plan Disclosure [Line Items]
Plan Assets	25	24
Other Assets [Member]
Defined Benefit Plan Disclosure [Line Items]
Plan Assets	387	170
Quoted prices in active markets for identical assets and liabilities Level 1 [Member]
Defined Benefit Plan Disclosure [Line Items]
Plan Assets	10,834	8,325
Quoted prices in active markets for identical assets and liabilities Level 1 [Member] | Short-term investment funds [Member]
Defined Benefit Plan Disclosure [Line Items]
Plan Assets	304	155
Quoted prices in active markets for identical assets and liabilities Level 1 [Member] | Government and agency securities [Member]
Defined Benefit Plan Disclosure [Line Items]
Plan Assets	0	53
Quoted prices in active markets for identical assets and liabilities Level 1 [Member] | Debt instruments [Member]
Defined Benefit Plan Disclosure [Line Items]
Plan Assets	0	2
Quoted prices in active markets for identical assets and liabilities Level 1 [Member] | Equity Securities [Member]
Defined Benefit Plan Disclosure [Line Items]
Plan Assets	10,526	8,104
Quoted prices in active markets for identical assets and liabilities Level 1 [Member] | Commingled Funds [Member]
Defined Benefit Plan Disclosure [Line Items]
Plan Assets	0	11
Quoted prices in active markets for identical assets and liabilities Level 1 [Member] | Insurance Contracts [Member]
Defined Benefit Plan Disclosure [Line Items]
Plan Assets	0	0
Quoted prices in active markets for identical assets and liabilities Level 1 [Member] | Other Assets [Member]
Defined Benefit Plan Disclosure [Line Items]
Plan Assets	4	0
Significant other observable inputs Level 2 [Member]
Defined Benefit Plan Disclosure [Line Items]
Plan Assets	9,926	9,061
Significant other observable inputs Level 2 [Member] | Short-term investment funds [Member]
Defined Benefit Plan Disclosure [Line Items]
Plan Assets	561	627
Significant other observable inputs Level 2 [Member] | Government and agency securities [Member]
Defined Benefit Plan Disclosure [Line Items]
Plan Assets	1,965	1,706
Significant other observable inputs Level 2 [Member] | Debt instruments [Member]
Defined Benefit Plan Disclosure [Line Items]
Plan Assets	1,215	1,641
Significant other observable inputs Level 2 [Member] | Equity Securities [Member]
Defined Benefit Plan Disclosure [Line Items]
Plan Assets	23	1
Significant other observable inputs Level 2 [Member] | Commingled Funds [Member]
Defined Benefit Plan Disclosure [Line Items]
Plan Assets	5,846	4,985
Significant other observable inputs Level 2 [Member] | Insurance Contracts [Member]
Defined Benefit Plan Disclosure [Line Items]
Plan Assets	2	0
Significant other observable inputs Level 2 [Member] | Other Assets [Member]
Defined Benefit Plan Disclosure [Line Items]
Plan Assets	314	101
Significant unobservable inputs Level 3 [Member]
Defined Benefit Plan Disclosure [Line Items]
Plan Assets	141	150	148
Significant unobservable inputs Level 3 [Member] | Short-term investment funds [Member]
Defined Benefit Plan Disclosure [Line Items]
Plan Assets	0	0
Significant unobservable inputs Level 3 [Member] | Government and agency securities [Member]
Defined Benefit Plan Disclosure [Line Items]
Plan Assets	0	0
Significant unobservable inputs Level 3 [Member] | Debt instruments [Member]
Defined Benefit Plan Disclosure [Line Items]
Plan Assets	1	3	9
Significant unobservable inputs Level 3 [Member] | Equity Securities [Member]
Defined Benefit Plan Disclosure [Line Items]
Plan Assets	4	4	16
Significant unobservable inputs Level 3 [Member] | Commingled Funds [Member]
Defined Benefit Plan Disclosure [Line Items]
Plan Assets	44	50	33
Significant unobservable inputs Level 3 [Member] | Insurance Contracts [Member]
Defined Benefit Plan Disclosure [Line Items]
Plan Assets	23	24	25
Significant unobservable inputs Level 3 [Member] | Other Assets [Member]
Defined Benefit Plan Disclosure [Line Items]
Plan Assets	$ 69	$ 69	$ 65